Stockholders' equity	12 Months Ended
Dec. 31, 2022
Stockholders' equity
Stockholders' equity

(23) Stockholders’ equity

The share capital is made up of:

	2022	2021	2020
	Shares in	Shares in	Shares in
	thousands	thousands	thousands
Issued as of 01 January	176,608	163,915	150,903
Capital increase (cash contribution)	—	11,497	11,478
Exercise of share purchase rights	345	1,196	1,534
Issued as of 31 December	176,953	176,608	163,915

As of 31 December 2022, 176,952,653 shares of Evotec SE with a nominal values of € 1.00 per share have been issued and are outstanding. The stock options exercised in 2022 have an average exercise price of € 1.00 (31 December 2021 € 1.00) per share.

Evotec SE’s conditional capital as at 31 December 2022 consists of 12,773,576 shares available for the Share Performance Plans and the Stock Option Plans and 29,959,289 shares available for the issuance of non-par value bearer shares to holders or creditors of convertible bonds and/or bonds with warrants, profit participation rights, and/or income bonds or a combination of these instruments.

Evotec SE may grant these on the basis of the resolution of the General Meeting held on 22 June 2022. The remaining conditional capital of Evotec as of 31 December 2022 thus amounts to 42,732,865 shares. Pursuant to Section 5 of the Company’s Articles of Association, the Management Board is authorised, with the approval of the Supervisory Board, to increase the Company’s share capital by up to € 35,321,639 by issuing new shares against cash or non-cash contributions on one or more occasions until 21 June 2025.

All shares to be issued on this basis shall be subject to the statutory subscription rights of Evotec shareholders. However, the Management Board may, with the approval of the Supervisory Board, exclude the shareholders’ subscription rights for a portion of the shares on one or more occasions under certain well-defined conditions.

As of 31 December 2022, Evotec holds 249,915 shares (31 December 2021: 249,915), representing 0.1% (31 December 2021: 0.1%) of Evotec’s total share capital.